Commitments and Contingencies - Schedule of Concentration of Credit Risk (Details) (10-K) - Number	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Sales Revenue, Net [Member]
Customers that account for at least 5% of annual revenues and accounts receivables	6	3	4	4
Concentration risk percentage	86.00%	82.00%	80.00%	86.00%
Sales Revenue, Net [Member] | Minimum [Member]
Concentration risk percentage	6.00%	17.00%	9.00%	8.00%
Sales Revenue, Net [Member] | Maximum [Member]
Concentration risk percentage	46.00%	45.00%	36.00%	36.00%
Accounts Receivable [Member]
Customers that account for at least 5% of annual revenues and accounts receivables	5		4	4
Concentration risk percentage	96.00%		94.00%	86.00%
Accounts Receivable [Member] | Minimum [Member]
Concentration risk percentage	11.00%		11.00%	5.00%
Accounts Receivable [Member] | Maximum [Member]
Concentration risk percentage	29.00%		49.00%	29.00%